Other Costs (Tables)	12 Months Ended
Dec. 31, 2013
Other Costs [Abstract]
Schedule of Other Costs
Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2013	2012	2011

OneSubsea formation and integration costs	$51.8	$2.7	$–
Currency devaluation	9.5	–	–
Acquisition integration costs	8.0	13.2	–
Impairment of intangibles	–	17.6	–
International pension settlement costs	–	6.6	–
Indemnity settlement with BP Exploration and Production Inc.	–	–	82.5
BOP and insurance litigation costs	3.0	2.5	60.7
Costs associated with retiring the Company’s 2.5% convertible debentures	–	–	14.5
Mark-to-market impact on currency derivatives not designated as accounting hedges	1.1	(15.7)	9.3
Severance, restructuring and other costs	18.6	6.6	10.4

Total other costs	$92.0	$33.5	$177.4